Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (in Millions)	Adjusted EBITDA (in Millions)(6)
					Company TSR(4)	Peer Group TSR(4)(5)
2023	$8,138,627	$10,546,295	$2,043,948	$2,565,627	$201	$291	$603	$1,135
2022	$8,582,645	$9,596,256	$2,407,078	$2,603,319	$160	$199	$997	$1,336
2021	$7,452,895	$9,655,142	$1,675,553	$2,032,412	$155	$215	$532	$828
2020	$6,454,000	$8,185,020	$1,775,906	$2,245,508	$130	$147	$254	$427

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Hult was our Principal Executive Officer ("PEO") for the full year for each of 2023, 2022, 2021 and 2020.The non-PEO named executive officers consist of the following individuals:
(a)For 2023 and 2022 , Michael Welch, Daniel Clara, George Villasana and Jed Milstein;
(b)For 2021, Michael Welch, Daniel Clara, George Villasana, Jed Milstein, William Stax and Patrick Guido.; and
(c)For 2020, Daniel Clara, George Villasana, Jed Milstein, William Stax and Patrick Guido.

Peer Group Issuers, Footnote	Reflects market-weighted Peer Group Index composed of the common stock of AutoNation, Inc., Sonic Automotive, Inc., Group 1 Automotive, Inc., Penske Automotive Group, Inc. and Lithia Motors, Inc. For purposes of this disclosure, the returns of each issuer were weighted according to the respective issuer’s market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 8,138,627	$ 8,582,645	$ 7,452,895	$ 6,454,000
PEO Actually Paid Compensation Amount	$ 10,546,295	9,596,256	9,655,142	8,185,020
Adjustment To PEO Compensation, Footnote	For each of 2023, 2022, 2021 and 2020 (each, a “Covered Year”), in determining both the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers for purposes of this column, we deducted from or added back to the total amounts of compensation reported as the Summary Compensation Table total (or average Summary Compensation Table total) certain amounts in accordance with SEC rules as itemized below for 2023:

Item Added (Deducted)	2023
For PEO (Mr. Hult):
- SCT “Stock Awards” column value	$(4,999,895)
'+Covered year-end fair value of equity awards granted in Covered Year that were outstanding and unvested at Covered Year-end	$4,698,274
'+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that were outstanding and unvested at Covered Year-end	$1,162,660
'+/- change in fair value (from prior year-end to vesting date) for prior-year equity awards that vested in Covered Year	$1,546,630
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	$(787,526)
+Covered year-end fair value of equity awards granted in Covered Year that were outstanding and unvested at Covered Year-end	$740,095
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that were outstanding and unvested at Covered Year-end	$245,905
+/- change in fair value (from prior year-end to vesting date) for prior-year equity awards that vested in Covered Year	$323,205

Non-PEO NEO Average Total Compensation Amount	$ 2,043,948	2,407,078	1,675,553	1,775,906
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,565,627	2,603,319	2,032,412	2,245,508
Adjustment to Non-PEO NEO Compensation Footnote	For each of 2023, 2022, 2021 and 2020 (each, a “Covered Year”), in determining both the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers for purposes of this column, we deducted from or added back to the total amounts of compensation reported as the Summary Compensation Table total (or average Summary Compensation Table total) certain amounts in accordance with SEC rules as itemized below for 2023:

Item Added (Deducted)	2023
For PEO (Mr. Hult):
- SCT “Stock Awards” column value	$(4,999,895)
'+Covered year-end fair value of equity awards granted in Covered Year that were outstanding and unvested at Covered Year-end	$4,698,274
'+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that were outstanding and unvested at Covered Year-end	$1,162,660
'+/- change in fair value (from prior year-end to vesting date) for prior-year equity awards that vested in Covered Year	$1,546,630
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	$(787,526)
+Covered year-end fair value of equity awards granted in Covered Year that were outstanding and unvested at Covered Year-end	$740,095
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that were outstanding and unvested at Covered Year-end	$245,905
+/- change in fair value (from prior year-end to vesting date) for prior-year equity awards that vested in Covered Year	$323,205

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA
Adjusted EPS
Adjusted Operating Margin

Total Shareholder Return Amount	$ 201	160	155	130
Peer Group Total Shareholder Return Amount	291	199	215	147
Net Income (Loss)	$ 603,000,000	$ 997,000,000	$ 532,000,000	$ 254,000,000
Company Selected Measure Amount	1,135,000,000	1,336,000,000	828,000,000	427,000,000
PEO Name	Mr. Hult
Additional 402(v) Disclosure	For each of 2020, 2021, 2022 and 2023, total shareholder return (“TSR”) for the Company and the Peer Group Index (described below) was calculated as the cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019, assuming dividend reinvestment. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is defined in Appendix A ("Non-GAAP Financial Measures and Reconciliation").
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
PEO | Stock Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,999,895)
PEO | Fair Value of Outstanding and Unvested Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,698,274
PEO | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,162,660
PEO | Change in Fair Value for Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,546,630
Non-PEO NEO | Stock Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(787,526)
Non-PEO NEO | Fair Value of Outstanding and Unvested Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	740,095
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	245,905
Non-PEO NEO | Change in Fair Value for Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 323,205